Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	June 30, 2025	December 31, 2024

Receivable from contracts with customers	173,859	117,824
Receivable from contracts with customers - TI Pool	42,176	56,568
Accrued income	25,961	9,237
Accrued interest	371	236
Deferred charges	119,763	45,072
Deferred fulfillment costs	—	1,126
Other receivables	52,181	3,691
Lease receivables	330	1,263
Derivatives	8,252	866
Total trade and other receivables	422,893	235,883